Cover	Feb. 25, 2026
Entity Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Eaton Vance Enhanced Equity Income Fund II
Entity Central Index Key	0001308335
Eaton Vance Tax Managed Buy Write Income Fund [Member]
Entity Information [Line Items]
Entity Registrant Name	Eaton Vance Tax-Managed Buy-Write Income Fund
Entity Central Index Key	0001308927
Eaton Vance Tax Managed Buy Write Opportunities Fund [Member]
Entity Information [Line Items]
Entity Registrant Name	Eaton Vance Tax-Managed Buy-Write Opportunities Fund
Entity Central Index Key	0001322436